SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 416,618	$ 517,020
CEO and director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	106,250	100,000
CEO [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	60,000	103,629
President and director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	40,433	58,398
Other related parties [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 206,683	$ 262,027